MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Schedule of Detailed Information About Property, Plant And Equipment
Depreciation or depletion is computed using the following rates:

Item	Methods	Rates
Mine properties	Units of production	Estimated proven and probable mineral reserves
Equipment, leasehold improvements	Straight line	Lesser of lease term and estimated useful life
Buildings	Straight line	20 years
Furniture, office equipment and software	Straight line	2 – 5 years
Plant and equipment	Straight line, units of production	4 – 10 years, estimated proven and probable mineral reserves
Mining equipment	Straight line	1 – 10 years based on life of mine
Deferred stripping costs	Units of production	Estimated proven and probable mineral reserves accessible due to stripping activity

Cost	Mine properties (i)	Development properties (ii)	Exploration, evaluation and pre-development properties (iii)	Buildings, plant and equipment	Total
Balance as at January 1, 2022	$2,160	$76,385	$223,220	$206,241	$508,006
Additions	—	32,422	241	23,450	56,113
Disposals	—	—	—	(24)	(24)
IFRS 16 Right of Use assets	—	—	—	280	280
Change in estimate of provision for environmental rehabilitation	—	(994)	(22,608)	—	(23,602)
Transfers	—	899	7,182	(8,081)	—
Balance as at December 31, 2022	2,160	108,712	208,035	221,866	540,773
Additions	—	15,366	83,707	18,778	117,851
Disposals	—	—	—	(1,749)	(1,749)
IFRS 16 Right of Use assets	—	—	—	252	252
Transfers	—	(4,663)	—	4,663	—
Change in estimate of provision for environmental rehabilitation	—	121	(2,508)	—	(2,387)
Adjustments	—	—	—	(134)	(134)
Balance as at December 31, 2023	$2,160	$119,536	$289,234	$243,676	$654,606

Accumulated depreciation and impairment
Balance as at January 1, 2022	$2,160	$—	$—	$3,197	$5,357
Depletion, depreciation and amortization	—	—	—	6,177	6,177
Disposals	—	—	—	(22)	(22)
Balance as at December 31, 2022	2,160	—	—	9,352	11,512
Depletion, depreciation and amortization	—	—	—	5,023	5,023
Disposals	—	—	—	(450)	(450)
Adjustments	—	—	—	(106)	(106)
Balance as at December 31, 2023	$2,160	$—	$—	$13,819	$15,979

Carrying amounts
Balance, December 31, 2022	$—	$108,712	$208,035	$212,514	$529,261
Balance as at December 31, 2023	$—	$119,536	$289,234	$229,857	$638,627
(i)Mine properties include the Ruby Hill Archimedes open pit, fully depleted in 2021.

(ii)Development properties include Granite Creek.
Exploration, evaluation and pre-development properties:

Property	January 1, 2023	Additions	Change in estimate of environmental provision	Transfers	December 31, 2023
McCoy-Cove, Nevada	$61,203	$5,489	$(535)	$—	$66,157
Ruby Hill, Nevada	92,889	—	(813)	—	92,076
Lone Tree, Nevada	52,533	—	(1,123)	—	51,410
Argenta, Nevada	1,410	—	(37)	—	1,373
FAD, Nevada	—	78,218	—	—	78,218
Total	$208,035	$83,707	$(2,508)	$—	$289,234

Property	January 1, 2022	Additions	Change in estimate of environmental provision	Transfers	December 31, 2022
McCoy-Cove, Nevada	$54,105	$—	$(84)	$7,182	$61,203
Ruby Hill, Nevada	103,594	—	(10,705)	—	92,889
Lone Tree, Nevada	65,521	—	(12,988)	—	52,533
Argenta, Nevada	—	241	1,169	—	1,410
Total	$223,220	$241	$(22,608)	$7,182	$208,035
Depreciation, depletion and amortization on property, plant and equipment during the year ended December 31, 2023 and 2022 include amounts allocated to:

	Year ended December 31,
	2023	2022
Depreciation, depletion and amortization	$7,202	$4,528
Recorded in exploration, evaluation and pre-development	112	484
Recorded in general and administrative	444	346
Recorded in property maintenance	1,088	816
Depreciation, depletion and amortization capitalized into properties	102	215
	8,948	6,389
Inventory movement	(3,925)	(212)
Total depletion, depreciation and amortization	$5,023	$6,177
The Company’s leased assets include buildings and vehicles. Right-of-use assets include:

	Buildings	Equipment	Total
As at December 31, 2021	$582	$—	$582
Additions	—	280	280
Depreciation	(212)	(128)	(340)
As at December 31, 2022	370	152	522
Additions	143	100	243
Termination	—	(90)	(90)
Depreciation	(238)	(108)	(346)
As at December 31, 2023	$275	$54	$329